Credit facility (Details 1) - Credit facility [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of the period	$ 49,405	$ 46,180
Advances from credit facility	1,904	5,344
Payments on credit facility	(2,517)	(2,119)
Interest payable	0	0
Balance, end of the period	$ 48,792	$ 49,405